Fair Value of Financial Instruments (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Fair Value of Financial Instruments (Details) [Line Items]
Common stock per value | $ / shares	$ 10
Public Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Public warrants | $ / shares	$ 1.7
Preferred Stock [Member] | SAFE Instruments [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Converted shares	20,080,464
Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Converted shares	20,080,464
Common Stock [Member] | SAFE Instruments [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Converted shares	354,738